ORGANIZATION AND NATURE OF BUSINESS	9 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

GulfSlope Energy, Inc. (the “Company,” “GulfSlope,” and words of similar import), a Delaware corporation, is an independent crude oil and natural gas exploration and production company whose interests are concentrated in the United States Gulf of Mexico (“GOM”) federal waters offshore Louisiana. GulfSlope is a technically driven company who uses its licensed 2.2 million acres of three-dimensional (3-D) seismic data to identify, evaluate, and acquire assets with attractive economic profiles.

As of June 30, 2019, GulfSlope has no production or proved reserves.